PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2016	2017
	RMB	RMB	US$
			Note 2
ASSETS
Current assets
Cash and cash equivalents	102,431	570,359	87,663
Amounts due from subsidiaries and other related parties	11,000	98,734	15,175
Prepaid expenses and other current assets	6,579	509,776	78,351

Total current assets	120,010	1,178,869	181,189

Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	(6,517)	549,853	84,511
Long-term investments	19,451	21,008	3,229

Total non-current assets	12,934	570,861	87,740

Total assets	132,944	1,749,730	268,929

LIABILITIES
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	537	17,512	2,692
Accrued expenses and other current liabilities	7,401	30,692	4,717

Total current liabilities	7,938	48,204	7,409

Convertible loans	111,087	—	—

Total liabilities	119,025	48,204	7,409

Commitments and contingencies (Note 22)

	As of December 31,
	2016	2017
	RMB	RMB	US$
			Note 2
MEZZANINE EQUITY
Pre-IPO Series A-1 convertible redeemable preferred shares ($0.0001 of par value per share; 38,602,941 shares authorized, issued and outstanding with redemption value of RMB7,792 as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	14,485	—	—
Pre-IPO Class B ordinary shares ($0.0001 of par value per share; 7,350,000 shares authorized, issued and outstanding with redemption value of RMB1,443 as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	1,319	—	—
Pre-IPO Series A-2 convertible redeemable preferred shares ($0.0001 of par value per share; 39,390,757 shares authorized, issued and outstanding with redemption value of RMB46,712 as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	41,810	—	—
Pre-IPO Series B-1 convertible redeemable preferred shares ($0.0001 of par value per share; 4,119,294 shares authorized, issued and outstanding with redemption value of RMB34,633 as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	29,970	—	—
Pre-IPO Series B-2 convertible redeemable preferred shares ($0.0001 of par value per share; 69,152,661 shares authorized, 63,775,246 shares issued and outstanding with redemption value of RMB601,272 as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	537,986	—	—
Pre-IPO Series C convertible redeemable preferred shares ($0.0001 of par value per share; 53,774,149 shares authorized, 2 shares issued and outstanding with redemption value of nil as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	*	—	—

Total mezzanine equity	625,570	—	—

*Less than 1

SHAREHOLDERS’ (DEFICIT)/EQUITY:
Pre-IPO Class A Ordinary Shares ($0.0001 par value per share; 287,610,198 shares authorized; 110,647,199 shares issued and outstanding as of December 31, 2016; none authorized, issued and outstanding as of December 31, 2017)	68	—	—
Class A Ordinary Shares ($0.0001 par value per share; none authorized, issued and outstanding as of December 31, 2016; 1,889,352,801 shares authorized, 217,070,940 shares issued and outstanding as of December 31, 2017)	—	142	22
Class B Ordinary Shares ($0.0001 par value per share; none authorized, issued and outstanding as of December 31, 2016; 110,647,199 shares authorized, 110,647,199 shares issued and outstanding as of December 31, 2017)	—	68	10
Additional paid-in capital	—	2,110,957	324,448
Accumulated other comprehensive income/(loss)	16,942	(14,951)	(2,298)
Accumulated deficit	(628,661)	(394,690)	(60,662)

Total shareholders’ (deficit)/equity	(611,651)	1,701,526	261,520

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	132,944	1,749,730	268,929

Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive (Loss)/Income (In thousands)

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
				Note 2
Operating expenses:
General and administrative expenses	(1,601)	(1,611)	(1,989)	(306)

Total operating expenses	(1,601)	(1,611)	(1,989)	(306)
Interest income/(expense), net	812	(7,458)	(9,134)	(1,402)
Equity in (loss)/gain of subsidiaries, VIEs and VIEs’ subsidiaries	(309,405)	(104,996)	251,475	38,651
Other long-term investments related impairment	—	(3,874)	—	—

(Loss)/income before income tax expense	(310,194)	(117,939)	240,352	36,943
Income tax expense	—	—	—	—

Net (loss)/income	(310,194)	(117,939)	240,352	36,943
Preferred shares redemption value accretion	(51,524)	(62,299)	(82,117)	(12,621)
Income allocation to participating preferred shares	—	—	(132,241)	(20,325)
Deemed dividend to a preferred shareholder	—	(42,679)	—	—

Net (loss)/income attributable to ordinary shareholders	(361,718)	(222,917)	25,994	3,997

Net (loss)/income	(310,194)	(117,939)	240,352	36,943
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	15,422	1,908	(31,893)	(4,902)

Total comprehensive (loss)/income	(294,772)	(116,031)	208,459	32,041

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
				Note 2
Net cash provided by/(used in) operating activities	(13,440)	1,040	(987)	(152)

Cash flows from investing activities:
Cash paid on long-term investments	(256,467)	(6,306)	(231,986)	(35,656)

Net cash used in investing activities	(256,467)	(6,306)	(231,986)	(35,656)

Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	203,240	—	—	—
Proceeds from initial public offering, net of issuance costs	—	—	654,319	100,567
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	—	—	49,775	7,650
Repurchase of preferred shares	—	(87,923)	—	—
Proceeds from issuance of convertible loans	—	98,202	—	—
Payment of debt issuance cost	—	(722)	—	—

Net cash provided by financing activities	203,240	9,557	704,094	108,217

Effect of exchange rate changes on cash and cash equivalents	14,874	6,094	(3,193)	(489)

Net (decrease)/increase in cash and cash equivalents	(51,793)	10,385	467,928	71,920
Cash and cash equivalents at beginning of the year	143,839	92,046	102,431	15,743

Cash and cash equivalents at end of the year	92,046	102,431	570,359	87,663